Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Estimated Useful Lives of Assets
Depreciation is computed on the straight-line method over the following estimated useful lives of the assets:

Buildings	25 to 40 years
Building improvements and leasehold improvements	8 to 40 years
Processing equipment	7 to 10 years
Office equipment, furniture and fixtures	5 to 7 years
Computer hardware and software	3 to 7 years
Surgical instruments	3 to 5 years

Reconciliation of Common Shares used in Calculation of Basic and Diluted EPS	A
reconciliation
of the number of common shares used in the calculation of basic and diluted EPS is presented below:

	Year Ended December 31,
	2019	2018	2017
Weighted average basic shares	70,150,492	61,031,265	57,678,360
Effect of dilutive securities:
Stock options	—	—	915,664
RSA and RSU	—	—	484,117

Weighted average diluted shares	70,150,492	61,031,265	59,078,141